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                           FIRST AMERICAN FUNDS, INC.
           PROSPECTUS & STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
                            DATED SEPTEMBER 26, 2006

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This supplement updates the Money Market Funds Piper Jaffray Shares Prospectus,
dated October 31, 2005 (the "Prospectus"), and the First American Funds, Inc. Statement of Additional Information, dated March 31, 2006, as supplemented June 19, 2006 (the "SAI").

This supplement and the Prospectus constitute a current Prospectus and the supplement and the SAI constitute a current SAI. To request a copy of the Prospectus or SAI, please call 800-677-FUND.

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As of September 26, 2006, the Government Obligations Fund, Prime Obligations
Fund, Tax Free Obligations Fund and Treasury Obligations Fund, each a series of First American Funds, Inc., are no longer offering Piper Jaffray shares.


IF YOU HAVE ANY QUESTIONS REGARDING THIS SUPPLEMENT, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL, OR YOU MAY CALL FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-677-FUND.

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                                                                       PIPER-STK